Note 9 - Share Capital and Reserves - Warrant Fair Value Assumptions (Details)	12 Months Ended
Dec. 31, 2019 CAD ($)
Warrants issued on May 14, 2019 [member]
Statement Line Items [Line Items]
Number of warrants	500,000
Fair value per share	$ 0.10
Risk free interest rate	1.54%
Expected life (Year)	5 years
Expected volatility	44.25%
Expected dividends
Warrants issued on June 7, 2018 [member]
Statement Line Items [Line Items]
Number of warrants	192,450
Fair value per share	$ 0.19
Risk free interest rate	1.94%
Expected life (Year)	2 years
Expected volatility	54.02%
Expected dividends
Warrants issued on June 1, 2017 [member]
Statement Line Items [Line Items]
Number of warrants	295,734
Fair value per share	$ 0.58
Risk free interest rate	0.71%
Expected life (Year)	2 years
Expected volatility	66.26%
Expected dividends
Warrants issued on February 7, 2017 [member]
Statement Line Items [Line Items]
Number of warrants	17,911
Fair value per share	$ 0.51
Risk free interest rate	0.72%
Expected life (Year)	2 years 182 days
Expected volatility	61.54%
Expected dividends